Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment
	Year Ended December 31
(in thousands)	2012	2013

Cost:
Computers and peripheral equipment	$5,848	$7,350
Office furniture and equipment	848	1,112
Motor vehicles	10	10
Leasehold improvements	1,225	1,581

	7,931	10,053

Less accumulated depreciation	(6,323)	(7,379)

Property and equipment, net	$1,608	$2,674